ING Life Insurance and Annuity Company:

Variable Life Account B of ING Life Insurance and Annuity Company

Supplement Dated May 1, 2009

To the Product Prospectuses for:

AetnaVest Estate Protector

AetnaVest Estate Protector II

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

The company has changed the names of the Sub-Accounts listed below.  Please refer to the prospectus for each of the underlying funds for comprehensive information.  The following information amends “The Funds” section of your prospectus:

Janus Aspen Janus Portfolio
(formerly Janus Aspen Series Large Cap Growth Portfolio)

Janus Aspen Enterprise Portfolio
(formerly Janus Aspen Series Mid Cap Growth Portfolio)

Janus Aspen Worldwide Portfolio
(formerly Janus Aspen Worldwide Growth Portfolio)

ING Money Market Portfolio
(formerly ING VP Money Market Portfolio)

ING Balanced Portfolio
(formerly ING VP Balanced Portfolio)

ING Strategic Allocation Conservative Portfolio
(formerly ING VP Strategic Allocation Conservative Portfolio)

ING Strategic Allocation Growth Portfolio
(formerly ING VP Strategic Allocation Growth Portfolio)

ING Strategic Allocation Moderate Portfolio
(formerly ING VP Strategic Allocation Moderate Portfolio)